Balance Sheets - USD ($)	Oct. 31, 2024	Oct. 31, 2023
Current assets:
Cash	$ 285,945	$ 1,561,924
Prepaid expenses and other receivables	279,274	133,417
Total current assets	565,219	1,695,341
Oil and gas properties - not subject to amortization	11,119,119	9,947,742
Total assets	11,684,338	11,643,083
Current liabilities:
Accounts payable and accrued liabilities	1,036,291	609,360
Asset retirement obligations – current	2,778	2,778
Convertible note, net of discounts		1,217,597
Due to operators	103,146	21,651
Promissory notes, net of discounts	742,852
Other current liabilities	454,966
Total current liabilities	2,590,699	1,851,386
Long-term liabilities:
Asset retirement obligations, net of current portion	51,091	48,313
Total non-current liabilities	51,091	48,313
Total liabilities	2,641,790	1,899,699
Commitments and Contingencies (Note 8)
Stockholders’ Equity:
Preferred stock, $0.0001 par value; 10,000,000 shares authorized; -0- shares issued and outstanding at October 31, 2024 and 2023, respectively
Common stock, $0.0001 par value; 490,000,000 shares authorized; 3,203,068 and 1,552,328 shares issued and outstanding as of October 31, 2024 and 2023, respectively	320	155
Stock subscription receivable	(10,010)	(10,010)
Additional paid-in capital	29,125,917	20,200,121
Accumulated deficit	(20,073,679)	(10,446,882)
Total stockholders’ equity	9,042,548	9,743,384
Total liabilities and stockholders’ equity	11,684,338	11,643,083
Related Party [Member]
Current liabilities:
Note payable - related party	135,000
Payable – related party	$ 115,666